Commitments and Contingencies - Future Minimum Lease Payments (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
2017		$ 15,092
2018	$ 16,389	16,053
2019	16,626	15,621
2020	17,557	16,523
2021	17,844	16,778
Thereafter	46,163	40,423
Total	$ 118,660	$ 120,490